Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 42,371,000	$ 42,016,000	$ 77,516,115	$ 32,995,480	$ 9,732,868
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of finance receivables	33,695,000
Provision for credit losses on finance receivables	38,000	39,833,000	81,619,163	99,389,395	47,386,408
Provision for repurchase liability		5,042,000	9,167,690	14,864,492	11,030,284
Depreciation and amortization	4,577,000	2,976,000	6,732,343	4,280,637	2,420,996
Debt issuance cost amortization	1,163,000	977,000	1,944,669	1,785,242	504,092
Profit interest compensation	229,000		144,248	66,710	69,648
Loss on disposition of equipment	4,000
Changes in assets and liabilities:
Unamortized loan origination costs		6,909,000	4,947,533	(8,273,323)	(6,455,595)
Accrued interest and fees receivable	(1,512,000)	3,606,000	5,891,684	(5,057,161)	(4,114,173)
Other assets	(812,000)	(314,000)	290,934	(1,808,631)	(1,184,526)
Accounts payable	(753,000)	(1,861,000)	(3,370,378)	1,143,810	326,692
Accrued expenses	5,837,000	(267,000)	7,227,858	9,532,485	3,317,814
Net cash provided by operating activities	84,837,000	98,917,000	192,111,859	148,919,136	63,034,508
Cash flows from investing activities:
Finance receivables originated and acquired	(427,412,000)	(353,196,000)	(77,686,892)	(192,638,164)	(110,646,636)
Finance receivables repayments and recoveries	386,115,000	358,085,000
Net repurchases from third-party lender		(6,839,000)	(9,904,885)	(14,870,142)	(8,864,200)
Purchases of equipment and capitalized technology	(6,581,000)	(5,678,000)	(10,720,411)	(6,641,665)	(4,103,535)
Net cash used in investing activities	(47,878,000)	(7,628,000)	(98,312,188)	(214,149,971)	(123,614,371)
Cash flows from financing activities:
Member distributions	(34,028,000)	(818,000)	(15,775,582)	(9,485,329)	(2,346,646)
Net (payments) advances in secured borrowing payable	1,624,000	(4,852,000)	(1,383,296)	8,328,076	6,421,295
Net (payments) advances in senior debt	76,228,000	(41,470,000)	(70,943,848)	81,478,620	65,137,597
Net payments in subordinated debt— related party	(4,000,000)				(9,150,000)
Proceeds from other debt		6,354,000	6,354,000
Payment for debt issuance costs	(1,661,000)	(2,174,000)	(2,372,732)	(2,310,969)	(2,234,919)
Proceeds from senior debt term loan					15,000,000
Net cash (used in) provided by financing activities	38,163,000	(42,960,000)	(84,121,458)	78,010,398	72,827,327
Net increase in cash, cash equivalents and restricted cash	75,122,000	48,329,000	9,678,213	12,779,563	12,247,464
Cash, cash equivalents and restricted cash
Beginning	45,656,916	35,978,703	35,978,703	23,199,140	10,951,676
Ending	120,779,000	84,308,000	45,656,916	35,978,703	23,199,140
Supplemental disclosure of cash flow information:
Interest paid on borrowed funds	10,002,000	$ 11,043,000	$ 19,973,444	$ 19,687,302	$ 11,523,649
Non-cash change from adopting fair value option on finance receivables	$ 69,435,000